Loans and borrowings - Narrative (Details) € in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2022 EUR (€) tranche	Mar. 31, 2018 EUR (€) item	Oct. 31, 2017 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Loans and borrowings
Borrowings				€ 63,113	€ 41,284	€ 64,398
Payments of lease liabilities, classified as financing activities				3,067	3,122	3,549
K€50,000 KBC credit facility
Loans and borrowings
Notional amount	€ 50,000			50,000
Reservation cost percentage	0.15%
Number of tranches | tranche	3
Borrowings				35,000
K€50,000 KBC credit facility, Tranche One
Loans and borrowings
Notional amount	€ 20,000
Interest rate percentage	3.56%
K€50,000 KBC credit facility, Tranche Two
Loans and borrowings
Notional amount	€ 15,000
Interest rate percentage	3.81%
K€50,000 KBC credit facility, Tranche Three
Loans and borrowings
Notional amount	€ 15,000
Interest rate percentage	3.87%
K€35,000 EIB bank loan
Loans and borrowings
Notional amount										€ 35,000
Borrowings				10,000	15,833	21,667
K€35,000 EIB bank loan, tranche one
Loans and borrowings
Interest rate percentage								2.40%
Borrowings								€ 10,000
K€35,000 EIB bank loan, tranche two
Loans and borrowings
Interest rate percentage							2.72%
Borrowings							€ 25,000
K€28,000 acquisition bank loan
Loans and borrowings
Notional amount			€ 28,000
Interest rate percentage			1.10%
Borrowings						10,000
K€28,000 Acquisition Bank Loan, tranche one
Loans and borrowings
Reimbursable term			5 years
Borrowings			€ 18,000
K€28,000 Acquisition Bank Loan, tranche two
Loans and borrowings
Borrowings			€ 10,000
K€17,700 secured bank loans
Loans and borrowings
Notional amount											€ 17,700
Interest rate percentage											1.20%
Borrowings				11,773	13,348	14,904					€ 17,700
K€17,700 secured bank loans, tranche one
Loans and borrowings
Borrowings											11,700
K€17,700 secured bank loans, tranche two.
Loans and borrowings
Borrowings											€ 6,000
K€12,300 bank loans
Loans and borrowings
Notional amount		€ 12,300
Interest rate percentage		1.60%
Number of loans originated | item		3
Asset-backed debt instruments held		€ 4,650
Borrowings		€ 9,300
K€12,300 bank loans | Fixed interest rate
Loans and borrowings
Interest rate percentage									1.50%
Borrowings									€ 3,000
K€12,300 bank loans ACTech
Loans and borrowings
Borrowings					1,230	3,546
K€5,000 other facility loan
Loans and borrowings
Notional amount				€ 5,000
Reimbursable term				15 years
Borrowings					1,094	1,496
K€5,000 other facility loan | Fixed interest rate
Loans and borrowings
Interest rate percentage				4.61%
Lease liabilities
Loans and borrowings
Borrowings				€ 5,628	7,726	7,943
Lease liabilities				€ 5,628
Lease liabilities | Fixed interest rate | Weighted average
Loans and borrowings
Interest rate percentage				1.00%
Related party loan
Loans and borrowings
Notional amount				€ 400
Interest rate percentage				4.23%
Borrowings					30	64
Interest expense on borrowings				€ 1	2	3
Amount outstanding				€ 0	€ 30	€ 64
Miscellaneous investment loans
Loans and borrowings
Reimbursable term				7 years
Borrowings				€ 711
Miscellaneous investment loans | Fixed interest rate | Weighted average
Loans and borrowings
Interest rate percentage				1.00%